CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net (loss) income	$ 14,202	88,117	(142,865)	(443,851)
Adjustments to reconcile net (loss) income to net cash from operating activities:
Allowance for doubtful receivables	(202)	(1,253)	2,490	(163)
Depreciation of fixed assets	8,616	53,456	48,036	41,312
Amortization of prepaid land lease payments	144	893	893	447
Share-based compensation	1,679	10,417	11,108	11,187
Unrealized foreign currency exchange (income) loss	644	3,996	(30,822)	(5,255)
Changes in operating assets and liabilities:
Increase in restricted cash	(2,631)	(16,325)	(6,264)
Decrease (increase) in inventories	(70,958)	(440,266)	(275,325)	97,704
Decrease in accounts receivable	1,727	10,714	19,188	10,449
Increase in prepaid expenses and other current assets	(39,083)	(242,494)	(128,949)	(60,512)
(Increase) decrease in due from related parties	373	2,316	(2,371)	(132)
(Increase) decrease in other non-current assets	(1,167)	(7,240)	5,160	(6,478)
Increase in accounts and notes payable	81,982	508,663	406,864	77,844
Increase in deferred revenue	34,146	211,868	177,787	49,501
Increase in accrued expenses and other current liabilities	13,386	83,057	186,929	149,009
Prepaid land lease payments				(44,656)
(Decrease) increase in amounts due to related parties	(152)	(945)	849	(10,358)
Net cash (used in) provided by operating activities	42,706	264,974	272,708	(133,952)
Cash flows from investing activities:
Purchase of fixed assets	(16,355)	(101,477)	(93,685)	(92,916)
Proceeds received from maturity of held-to-maturity investments	227,251	1,410,000	1,360,000	20,000
Purchases of held-to-maturity investments	(283,661)	(1,760,000)	(1,360,000)
Time deposits placed with financial institutions	(191,774)	(1,189,881)	(943,222)	(762,445)
Maturity of time deposits	220,601	1,368,740	582,445	1,448,839
Proceeds received from available for sale investments	16,117	100,000
Purchases of available-for-sale investments	(16,117)	(100,000)
Net cash provided by (used in) investing activities	(43,938)	(272,618)	(454,462)	613,478
Cash flows from financing activities:
Proceeds from short-term bank loans			48,408	1,050,000
Repayment of short-term bank loans			(648,408)	(600,000)
Restricted cash placed with financial institutions				(709,417)
Release of restricted cash			709,417
Proceeds from exercise of share options	704	4,366	4,824	18,107
Net cash (used in) provided by financing activities	704	4,366	114,241	(241,310)
Effect of exchange rate changes on cash and cash equivalents	153	951	(11,917)	1,525
Net increase (decrease) in cash and cash equivalents	(375)	(2,327)	(79,430)	239,741
Cash and cash equivalents at beginning of the year	56,937	353,273	432,703	192,962
Cash and cash equivalents at end of the year	56,562	350,946	353,273	432,703
Supplementary disclosures of cash flow information:
Payable for purchases of fixed assets	4,502	27,932	57,955	9,428
Interest paid			6,998	6,906